Condensed Statements of Changes in Shareholders' Deficit (Parenthetical)	5 Months Ended
Dec. 31, 2021 shares
Common Class B [Member]
Ordinary shares, shares issued	5,833,083
Ordinary shares, shares outstanding	5,833,083
Subscription Agreement [Member] | Founder Shares [Member]
Issuance of Class B Ordinary Share to Sponsor, shares	801,833
Subscription Agreement [Member] | Founder Shares [Member] | Common Class B [Member]
Ordinary shares, shares issued	5,833,083
Ordinary shares, shares outstanding	5,833,083